Segment information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment information

3	Segment information
The Group operates through a single reportable operating segment, in accordance with IFRS 8, reflecting how the Group’s executive directors collectively act as the chief operating decision maker to allocate resources and assess performance under the Group’s global strategy, which includes integrated product lines.
Within its one operating segment, the Company has multiple product lines including private equity, credit, infrastructure, public equities and real estate. For the Group’s entity wide disclosures, refer to notes 13, 14 and 21.